Supplemental Disclosure with Respect to Cash Flows - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Trade receivables and other assets	$ 4,784	$ (3,726)
Accounts payable and accrued liabilities	523	4
Advances from joint venture partners	(709)	507
Total	$ 4,598	$ (3,215)